5. Property and Equipment (Details 2) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
2014	$ 74,859	$ 105,246
2015	65,117	65,017
2016	27,830	27,730
2017	9,196	9,095
Total	178,124	208,095	253,571	369,831
Computer software [Member]
2014	242,884	303,629
2015	323,845	303,629
2016	322,999	302,782
2017	200,267	180,050
2018	70,712	41,453
Total	$ 1,160,707	$ 1,131,543